Commitments and contingent liabilities, Research and development (Details) $ in Millions	Dec. 31, 2020 USD ($)
Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 11,067
Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	12,263
Due within one year | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	549
Due within one year | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	48
Years 1 and 2 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	2,372
Years 1 and 2 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	178
Years 3 and 4 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,954
Years 3 and 4 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,247
Years 5 and greater | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	6,192
Years 5 and greater | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 10,790